SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details)		12 Months Ended
	Oct. 15, 2018 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)
Supplemental non-cash disclosures
Reallocation of value of options upon exercise				$ 48,000
Reallocation of value of warrants upon exercise			2,986
Shares issued for the acquisition of Majesco (Note 5)			415,000
Amount of shaes issued for intangible assets	$ 1,469,456		1,469,456
Shares issued for licenses			4,880,639
Shares issued for debt settlements		634,175	623,771	357,750
Warrants issued for share issue costs			24,774
Net assets acquired on RTO (Note 3)			243,065
Shares issued for commitment			156,000
Investment in associates in accounts payable				31,567
Acquisition of equipment in accounts payable		125,143
Units issued for conversion of convertible debentures		2,040,346		1,795,456
Accounts payable applied to convertible debentures		23,675
Derecognition of investment in associate		587,274
Loans receivable allocated to long-term		379,268
Residual value of warrants on conversion of convertible debentures		$ 30,779